UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  5/31/07

Item 1.  Schedule of Investments.

LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
96.72%	Common Stocks

9.22%	Banks
	Bank of America Corp.	8,650	$ 438,642
	Bank of New York Co., Inc. (The)	43,100	1,748,136
	Wachovia Corp.	20,050	1,086,510
	Wells Fargo & Co.	32,600	1,176,534
			4,449,822
1.50%	Beverages
	Coca-Cola Co. (The)	13,650	723,314

1.13%	Biotechnology
	Amgen, Inc. *	7,500	422,475
	Nektar Therapeutics *	11,000	124,740
			547,215
3.62%	Commercial Services
	Choicepoint, Inc. *	16,550	725,883
	H&R Block, Inc.	43,250	1,024,592
			1,750,475
2.93%	Computers
	Dell, Inc. *	52,650	1,414,705

0.49%	Cosmetics/Personal Care
	Procter & Gamble Co.	3,700	235,135

10.45%	Diversified Financial Services
	Capital One Financial Corp.	19,050	1,519,809
	Citigroup, Inc.	16,550	901,810
	Countrywide Financial Corp.	12,150	473,121
	J.P. Morgan Chase & Co.	18,000	932,940
	Merrill Lynch & Co., Inc.	7,750	718,658
	Morgan Stanley	5,900	501,736
			5,048,074
1.43%	Electric
	Dominion Resources, Inc.	2,700	239,193
	Southern Co.	12,500	450,125
			689,318
6.87%	Healthcare - Products & Services
	Aetna, Inc.	20,250	1,071,832
	UnitedHealth Group, Inc.	16,300	892,751
	Wellpoint, Inc. *	16,600	1,351,405
			3,315,988
2.35%	Home Builders
	Centex Corp.	23,500	1,136,460

10.95%	Insurance
	American International Group, Inc.	17,800	1,287,652
	Fairfax Financial Holdings, Ltd.	2,600	526,292
	Hartford Financial Services Group, Inc.	11,800	1,217,406
	MBIA, Inc.	19,050	1,267,777
	RenaissanceRe Holdings, Ltd.	16,850	988,927
			5,288,054
3.39%	Leisure Time
	Carnival Corp.	18,800	948,272
	Royal Caribbean Cruises, Ltd.	15,800	686,984
			1,635,256
1.78%	Media
	News Corp.	38,850	858,197

8.28%	Miscellaneous Manufacturing
	Eaton Corp.	7,600	712,424
	General Electric Co.	35,700	1,341,606
	Honeywell International, Inc.	19,450	1,126,349
	Parker Hannifin Corp.	8,050	815,948
			3,996,327
8.62%	Oil & Gas
	Chevron Corp.	21,500	1,752,035
	ConocoPhillips	24,500	1,897,035
	Exxon Mobil Corp.	6,150	511,496
			4,160,566
7.02%	Pharmaceuticals
	Abbott Laboratories	14,300	805,805
	Pfizer, Inc.	50,900	1,399,241
	Sepracor, Inc. *	10,400	506,480
	Wyeth	11,700	676,728
			3,388,254
4.24%	Retail
	Home Depot, Inc.	15,500	602,485
	McDonalds Corp.	11,500	581,325
	TJX Cos, Inc.	30,900	864,273
			2,048,083
12.45%	Telecommunications
	Alltel Corp.	12,650	866,778
	AT&T, Inc.	18,200	752,388
	Cisco Systems, Inc. *	47,850	1,288,122
	Motorola, Inc.	42,300	769,437
	Sprint Nextel Corp.	58,050	1,326,442
	Verizon Communications, Inc.	23,200	1,009,896
			6,013,063
	Total Common Stocks
	(Cost $38,986,168)		46,698,306

3.22%	Short-Term Investments

3.22%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $1,556,534)	1,556,534	1,556,534

99.94%	Total Investments
	(Cost $40,542,702)		$ 48,254,840

0.06%	Assets in excess of other liabilities		30,577

100.00%	Total Net Assets		$ 48,285,417

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 8,003,684
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(291,546)
Net unrealized appreciation			$ 7,712,138

LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
95.03%	Common Stocks

3.53%	Apparel
	Coach, Inc. *	27,619	$ 1,418,511

3.14%	Chemicals
	Monsanto Co.	20,515	1,263,724

9.89%	Computers
	Apple Computer, Inc. *	19,525	2,373,459
	Hewlett-Packard Co.	26,139	1,194,813
	Network Appliance, Inc. *	12,611	405,948
			3,974,220
15.48%	Diversified Financial Services
	Chicago Mercantile Exchange Holdings, Inc.	2,140	1,136,340
	Goldman Sachs Group, Inc.	9,325	2,152,396
	IntercontinentalExchange, Inc. *	10,089	1,462,299
	Morgan Stanley	17,300	1,471,192
			6,222,227
5.02%	Internet
	Google, Inc., Class A *	4,050	2,015,887

3.32%	Iron/Steel
	Allegheny Technologies, Inc.	11,550	1,335,065

2.30%	Lodging
	Las Vegas Sands Corp. *	11,850	924,537

3.15%	Machinery - Diversified
	Deere & Co.	10,520	1,267,344

3.05%	Media
	McGraw-Hill Cos., Inc. (The)	17,450	1,226,910

4.63%	Metal Fabrication
	Precision Castparts Corp.	15,552	1,859,397

3.24%	Mining
	Freeport-McMoRan Copper & Gold, Inc.	16,557	1,303,036

10.71%	Pharmaceuticals
	Gilead Sciences, Inc. *	19,587	1,621,216
	Merck & Co., Inc.	24,668	1,293,837
	Schering-Plough Corp.	42,403	1,388,274
			4,303,327
4.09%	Real Estate
	CB Richard Ellis Group, Inc. *	44,122	1,642,221

6.73%	Retail
	CVS Caremark Corp.	35,485	1,367,592
	Nordstrom, Inc.	25,775	1,338,496
			2,706,088
2.47%	Semiconductors
	Nvidia Corp. *	28,586	991,077

6.42%	Software
	Adobe Systems, Inc. *	26,775	1,180,242
	Mastercard, Inc.	9,370	1,401,284
			2,581,526
7.86%	Telecommunications
	Cisco Systems, Inc. *	37,265	1,003,174
	Corning, Inc. *	41,975	1,049,375
	Qualcomm, Inc.	25,750	1,105,963
			3,158,512
	Total Common Stocks
	(Cost $29,657,934)		38,193,609

3.67%	Short-Term Investments

3.67%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $1,476,832)	1,476,832	1,476,832

98.70%	Total Investments
	(Cost $31,134,766)		$ 39,670,441

1.30%	Assets in excess of other liabilities		520,752

100.00%	Total Net Assets		$ 40,191,193

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 8,728,913
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(193,237)
Net unrealized appreciation			$ 8,535,676

MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
99.22%	Common Stocks

2.21%	Aerospace/Defense
	Alliant Techsystems, Inc. *	4,125	$ 417,079

1.10%	Agriculture
	Archer-Daniels-Midland Co.	5,925	207,612

0.44%	Automobiles & Motorcycles
	Harley Davidson, Inc.	1,350	82,472

0.42%	Auto Parts & Equipment
	Autoliv, Inc.	1,325	79,102

4.70%	Banks
	City National Corp.	1,950	151,008
	Marshall & Ilseley Corp.	4,350	208,756
	Synovus Financial Corp.	10,650	352,089
	Zions Bancorp	2,200	177,012
			888,865

2.48%	Building Materials
	Lennox International, Inc.	13,675	468,369

4.40%	Chemicals
	FMC Corp.	4,550	380,653
	The Scotts Company	3,275	150,781
	Valspar Corp.	10,375	299,734
			831,168

4.48%	Commercial Services
	Equifax, Inc.	10,575	444,467
	RR Donnelley & Sons Co.	9,375	401,438
			845,905

1.86%	Computers
	Western Digital Corp. *	18,725	352,217

1.91%	Distribution/Wholesale
	Wesco International, Inc.*	5,575	361,371

3.07%	Diversified Financial Services
	Affiliated Managers Group *	4,450	579,390
	Federated Investors, Inc., Cl B	6,375	248,242
	Friedman Billings Ramsey	13,050	81,824
	Legg Mason, Inc.	1,100	111,133
	TD Ameritrade Holding Corp. *	17,600	361,328
			1,381,917

1.53%	Electric
	DPL, Inc.	9,450	288,320

2.01%	Electrical Components & Equipment
	General Cable Corp.*	5,575	379,936

1.36%	Electronics
	Arrow Electronics, Inc.*	6,250	256,562

4.03%	Energy Equipment
	Oil States International, Inc.*	4,075	158,640
	Tidewater, Inc.	5,400	356,400
	Universal Compression Holdings, Inc.*	3,325	247,081
			762,121

2.85%	Engineering & Construction
	McDermott International, Inc. *	6,900	538,200

1.59%	Food
	Hormel Foods Corp.	8,050	300,748

4.91%	Healthcare Services
	Coventry Health Care, Inc. *	4,850	289,400
	DaVita, Inc. *	5,000	276,150
	Pediatrix Medical Group, Inc. *	6,300	363,006
			928,556

3.22%	Household Durables
	Black & Decker Corp.	2,750	259,683
	Whirpool Corp.	3,125	348,906
			608,589

0.92%	Hotels/Restaurants
	Triarc Companies, Inc. B	11,300	174,585

1.25%	Industrial Conglomerate
	Teleflex, Inc.	2,950	236,885

1.59%	Insurance
	HCC Insurance Holdings, Inc.	9,125	300,304

1.88%	Internet
	Check Point Software Tech *	15,175	354,488

1.24%	Iron/Steel
	Reliance Steel & Aluminum Corp.	3,825	234,740

0.57%	Leisure Time
	Brunswick Corp.	3,125	107,594

7.14%	Machinery-Diversified
	Graco, Inc.	7,500	300,300
	Parker Hannifin Corp.	3,775	382,634
	Pentair, Inc.	7,000	258,930
	Rockwell International Corp.	6,000	408,300
			1,350,164

2.08%	Mining
	Teck Cominco Ltd., Class B	9,300	392,832

1.11%	Miscellaneous Manufacturing
	Ingersoll-Rand Co., Class A	4,100	210,453

7.47%	Oil&Gas
	Denbury Resources *	7,275	263,792
	Grant Prideco, Inc. *	3,275	185,987
	Pioneer Natural Resource Co.	9,250	477,485
	Southwestern Energy Co. *	10,175	484,330
			1,411,594

3.67%	Pharmaceuticals
	Barr Labs, Inc. *	6,250	333,250
	Omnicare, Inc.	9,650	360,910
			694,160

0.72%	Real Estate
	CB Richards Ellis Group, Inc. *	3,675	136,784

8.12%	Retail
	AutoNation, Inc*	11,650	257,698
	Best Buy, Inc.	4,300	321,129
	Mens Wearhouse, Inc.	4,825	257,365
	Staples, Inc.	13,900	348,334
	Williams Sonoma, Inc.	10,325	349,914
			1,534,440

1.73%	Savings & Loans
	New York Community Bancorp	7,975	139,243
	Peoples United Financial, Inc.	9,345	188,675
			327,918

1.42%	Semiconductors
	Qlogic Corp. *	15,700	267,842

0.87%	Software
	Sybase, Inc. *	6,800	163,608

1.49%	Technology Hardware
	CDW Corp.	3,300	280,962

3.16%	Trading Companies
	Watsco, Inc.	5,650	357,136
	WW Grainger, Inc.	2,725	239,936
			597,072

	Total Common Stocks
	(Cost $16,142,430)		18,755,534

1.69%	Short-Term Investments

1.69%	Money Market Funds
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $318,810)	318,810	318,810

100.91%	Total Investments
	(Cost $16,461,240)		$ 19,074,344

-0.91%	Liabilities in excess of other assets		(172,063)

100.00%	Total Net Assets		$ 18,902,281

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,730,214
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(117,110)
Net unrealized appreciation			$ 2,613,104

SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
97.60%	Common Stocks

1.34%	Aerospace/Defense
	K&F Industries Holdings, Inc. *	9,300	$ 246,078

2.00%	Apparel
	Carter's, Inc. *	13,500	366,120

1.33%	Auto Parts & Equipment
	Borg Warner, Inc.	2,900	244,064

8.28%	Banks
	Boston Private Financial Holding, Inc	9,100	257,621
	First Midwest Bancorp, Inc.	7,100	261,209
	Hanmi Financial Corp.	12,800	223,616
	Provident Bankshares Corp.	7,500	250,875
	UCBH Holdings Corp.	14,300	266,123
	Umpqua Holdings Corp.	10,300	257,088
			1,516,532
2.08%	Chemicals
	Rpm, Inc.	16,800	381,696

1.70%	Cosmetics/Personal Care
	Chattem, Inc. *	4,900	311,983

2.52%	Distribution/Wholesale
	Owens & Minor, Inc.	13,000	461,500

3.72%	Electric
	Cleco Corp.	9,500	256,310
	Pike Electric Corp. *	19,500	425,295
			681,605
1.70%	Electronics
	Technitrol, Inc.	11,800	310,812

4.68%	Food
	Chiquita Brands International	26,600	487,844
	Performance Food Group Co. *	10,400	369,200
			857,044
2.71%	Gas
	Piedmont Natural Gas, Inc.	18,700	496,298

3.60%	Healthcare-Products
	Polymedica Corp.	7,100	288,686
	West Pharmaceutical Services, Inc.	7,300	371,278
			659,964
5.72%	Household Products/Wares
	Church & Dwight, Inc.	9,900	495,099
	Tupperware Corp.	19,100	552,181
			1,047,280
4.56%	Insurance
	IPC Holdings Ltd.	13,700	427,440
	Protective Life Corp.	6,400	320,192
	Zenith National Insurance Corp.	1,800	87,066
			834,698
2.60%	Machinery-Diversified
	Albany International Corp.	12,200	477,264

1.50%	Metal Fabrication / Hardware
	Mueller Water Products, Inc.	16,800	275,520

8.40%	Miscellaneous Manufacturing
	Aptargroup, Inc.	12,400	465,744
	Clarcor, Inc.	10,800	360,936
	Smith (A.O.)	7,300	286,817
	Teleflex, Inc.	5,300	425,590
			1,539,087
3.40%	Oil, Gas & Consumable Fuels
	Cimarex Energy	6,000	252,060
	Pioneer Drilling Co. *	14,800	228,068
	OMI Corp.	4,900	143,276
			623,404
4.64%	Oil & Gas Services
	Lone Star Technologies, Inc. *	6,500	437,970
	Oil States International, Inc. *	10,600	412,658
			850,628
1.12%	Pipelines
	Questar Corp.	1,900	205,219

8.30%	REITS
	Highland Hospitality Corp.	22,600	435,502
	Senior Housing Proerties Trust	14,700	345,450
	Strategic Hotels & Resort, Inc	16,000	373,120
	Sunstone Hotel Investors, Inc.	12,400	365,924
			1,519,996
7.74%	Retail
	Applebee's International, Inc.	8,100	212,220
	BJs Wholesale Club, Inc. *	11,300	427,366
	Cbrl Group, Inc.	4,400	197,736
	Stage Stores, Inc	18,000	376,200
	Tween Brands, Inc. *	4,700	204,591
			1,418,113
4.21%	Semiconductors
	Diodes, Inc. *	7,400	273,726
	ON Semiconductor Corp. *	46,300	497,262
			770,988
1.50%	Software
	Epicor Software Corp. *	19,000	275,120

1.10%	Telecommunications
	Aeroflex, Inc. *	14,200	200,788

2.23%	Toys/Games/Hobbies
	RC2 Corp. *	9,100	408,954

4.92%	Transportation
	Arkansas Best Corp.	6,900	284,901
	Bristow Group *	9,000	443,340
	YRC Worldwide, Inc. *	4,300	172,860
			901,101
	Total Common Stocks
	(Cost $12,611,649)		17,881,856

2.44%	Short-Term Investments

2.44%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Instituational Class, 4.98%, 6/1/07
	(Cost $447,870)	447,870	447,870

100.04%	Total Investments
	(Cost $13,059,519)		$ 18,329,726

-0.04%	Liabilities in excess of other assets		(6,158)

100.00%	Total Net Assets		$ 18,323,568

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,342,300
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(72,093)
Net unrealized appreciation			$ 5,270,207

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
98.32%	Common Stock

3.24%	Austria
	Boehler-Uddeholm AG	22,300	$ 542,091
1.78%	Belgium
	Fortis ADR	7,200	299,184
2.13%	Brazil
	Petroleo Brasileiro SA ADR	3,300	356,928
15.49%	Britain
	Acergy SA	11,800	265,382
	BP PLC	7,500	502,575
	Centrica PLC	3,300	250,173
	Diageo PLC	2,800	239,092
	Sage Group PLC	26,900	534,764
	Tesco PLC	9,800	266,789
	Vodafone Group PLC	17,200	540,596
			2,599,371
13.98%	France
	Axa SA	10,700	467,483
	BNP Paribas	12,200	740,235
	Lafarge SA	18,150	784,625
	Societe Generale ADR	9,100	354,601
			2,346,944
12.14%	Germany
	Adidas Salomon AG ADR	12,600	401,072
	Continental AG	2,550	359,952
	Deutsche Bank AG Namen	3,200	486,720
	RWE Aktiengesellschaft ADR	4,200	473,612
	Siemens AG	2,400	316,800
			2,038,156
1.58%	Greece
	National Bank of Greece SA	22,000	264,880
2.01%	Israel
	Teva Pharmaceuticals Industries, Ltd.	8,600	337,120
3.79%	Italy
	Eni S.p.A	4,600	325,082
	Intesa Sanpaulo S.p.A	6,800	311,295
			636,377
16.44%	Japan
	Aeon Co., Ltd.	14,100	263,330
	Canon, Inc.	5,200	306,072
	Honda Motor Co., Ltd.	11,550	408,062
	NSK, Ltd. ADR	4,400	450,421
	Orix Corp. *	2,400	325,776
	Shizuoka Bank, Ltd. (The)	2,950	301,986
	Sony Corp.	7,800	450,060
	Toyota Motor Corp.	2,100	253,596
			2,759,303
4.22%	Mexico
	Cemex SA *	10,200	396,576
	Grupo Televisa SA	10,800	310,824
			707,400
3.44%	Netherlands
	Royal KPN NV	33,900	576,639
8.71%	Sweden
	Sandvik AB ADR	26,600	495,446
	SFK AB	24,200	519,889
	Swedbank AB ADR	12,100	446,369
			1,461,704
9.37%	Switzerland
	Credit Suisse Group	4,350	330,295
	Nestle SA ADR	5,100	496,287
	Novartis Ag	5,100	286,518
	Roche Holding AG	5,000	458,607
			1,571,707

	Total Common Stocks		16,497,804
	(Cost $13,245,573)

0.83%	Short-Term Investments

0.83%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $139,236)	139,236	139,236

99.15%	Total Investments
	(Cost $13,384,809)		$ 16,637,040

0.85%	Assets in excess of other Liabilities		145,534

100.00%	Total Net Assets		$ 16,782,574

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 3,373,842
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(121,611)
Net unrealized appreciation			$ 3,252,231

ADR - American Depositary Receipt

HEALTH & BIOTECHNOLOGY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
98.27%	Common Stocks

30.39%	Biotechnology
	Affymetrix, Inc. *	41,400	$ 1,075,572
	Amgen, Inc. *	25,700	1,447,681
	Biogen Idec, Inc. *	6,000	313,320
	Cell Genesys, Inc. *	98,021	423,450
	Charles River Labs International, Inc. *	8,400	446,628
	Genentech, Inc. *	11,500	917,355
	Genzyme Corp. *	19,000	1,225,880
	Human Genome Sciences, Inc. *	20,000	211,800
	Invitrogen Corp. *	26,500	1,919,660
	Medimmune, Inc. *	6,000	347,280
			8,328,626
4.93%	Electronics
	Applied Biosystems Group - Applera Corp.	3,000	85,170
	Waters Corp. *	21,000	1,266,300
			1,351,470
24.85%	Healthcare-Products
	GlaxoSmithKline PLC ADR	4,000	208,720
	Johnson & Johnson	20,000	1,265,400
	Medtronic, Inc.	35,000	1,860,950
	Quest Diagnostics, Inc.	17,400	852,948
	Stryker Corp.	4,000	269,240
	Techne Corp. *	22,000	1,313,180
	UnitedHealth Group, Inc.	19,000	1,040,630
			6,811,068
37.03%	Pharmaceuticals
	Amerisource Bergen Corp.	25,500	1,306,110
	AstraZeneca PLC	10,000	531,800
	Corcept Therapeutics, Inc. *	53,156	73,887
	Eli Lilly & Co.	21,500	1,260,330
	King Pharmaceutical Corp. *	44,000	934,560
	Medicis Pharmaceutical Corp.	20,000	660,000
	Mylan Labs, Inc.	39,000	771,030
	Pfizer, Inc.	62,500	1,718,125
	Teva Pharmaceutical Indus., Ltd.	47,000	1,842,400
	Watson Pharmaceutical, Inc. *	34,000	1,049,240
			10,147,482
1.07%	Software
	IMS Health, Inc.	9,000	294,300

	Total Common Stocks
	(Cost $26,086,528)		26,932,946

1.50%	Short-Term Investments

1.50%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $411,440)	411,440	411,440

99.77%	Total Investments
	(Cost $26,497,968)		$ 27,344,386

0.23%	Assets in excess of other liabilities		61,738

100.00%	Total Net Assets		$ 27,406,124

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,738,449
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(1,892,031)
Net unrealized appreciation			$ 846,418

TECHNOLOGY & COMMUNICATIONS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
99.13%	Common Stocks

2.36%	Advertising
	Focus Media Holding, Ltd. *	4,400	$ 194,414
	Lamar Advertising Co.	4,080	267,240
			461,654
1.37%	Aerospace/Defense
	Rockwell Collins, Inc.	3,800	268,546

2.26%	Biotechnology
	Celgene Corp. *	3,360	205,766
	Genentech, Inc. *	2,960	236,119
			441,885
13.67%	Computers
	Apple, Inc. *	9,110	1,107,412
	DST Systems, Inc. *	4,200	351,666
	Hewlett-Packard Co.	15,210	695,249
	International Business Machines Corp.	2,950	314,470
	Stratasys, Inc. *	4,200	202,230
			2,671,027
2.06%	Electrical Components & Equipment
	Belden, Inc.	2,400	137,424
	General Cable Corp. *	3,900	265,785
			403,209
6.81%	Electronics
	Gentex Corp.	15,500	275,125
	SRS Labs, Inc. *	9,117	135,934
	Thermo Fisher Scientific, Inc. *	9,790	534,534
	Trimble Navigation, Ltd. *	13,200	385,308
			1,330,901
1.75%	Energy-Alternate Sources
	First Solar, Inc. *	5,040	342,922

4.18%	Healthcare-Products
	Intuitive Surgical, Inc. *	2,560	352,333
	St. Jude Medical, Inc. *	10,900	465,321
			817,654
14.18%	Internet
	Amazon.com, Inc. *	3,100	214,334
	Blue Coat Systems, Inc. *	9,500	417,905
	eBay, Inc. *	8,400	273,504
	Equinix, Inc. *	2,000	174,760
	Google, Inc. *	1,900	945,725
	Vasco Data Security International, Inc. *	16,100	366,597
	VeriSign, Inc. *	12,700	378,841
			2,771,666
2.87%	Media
	Comcast Corp. *	10,950	300,140
	Rogers Communications, Inc.	6,300	261,387
			561,527
3.92%	Pharmaceuticals
	Abbott Laboratories	4,000	225,400
	Shire Pharmaceuticals ADR	7,750	540,563
			765,963
14.43%	Semiconductors
	Applied Materials, Inc.	19,430	371,113
	Intersil Corp.	6,600	198,660
	MEMC Electronics Materials, Inc. *	6,533	397,076
	Microsemi Corp. *	14,900	343,445
	Nvidia Corp. *	8,100	280,827
	ON Semiconductor Corp. *	29,900	321,126
	Silicon Motion Technology Corp. *	14,200	328,446
	Texas Instruments, Inc.	16,400	579,904
			2,820,597
11.35%	Software
	Adobe Systems, Inc. *	15,780	695,582
	Interactive Intelligence, Inc. *	1,836	36,132
	Microsoft Corp.	26,230	804,474
	Omniture, Inc. *	13,700	239,887
	Oracle Corp. *	22,820	442,252
			2,218,327
17.92%	Telecommunications
	Arris Group, Inc. *	15,500	254,975
	Ciena Corp. *	10,400	356,928
	Cisco Systems, Inc. *	25,270	680,268
	CommScope, Inc. *	7,200	394,056
	Juniper Networks, Inc. *	8,200	200,162
	NeuStar, Inc. *	10,151	294,988
	NII Holdings, Inc. *	4,230	344,618
	Qualcomm, Inc.	16,860	724,137
	Sonus Networks, Inc. *	29,100	252,297
			3,502,429
	Total Common Stocks
	(Cost $14,235,760)		19,378,307

2.39%	Short-Term Investments

2.39%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $467,015)	467,015	467,015

101.52%	Total Investments
	(Cost $14,702,775)		$ 19,845,322

-1.52%	Liabilities in excess of other assets		(300,785)

100.00%	Total Net Assets		$ 19,544,537

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,221,904
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(79,357)
Net unrealized appreciation			$ 5,142,547

ENERGY & BASIC PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
95.49%	Common Stock

4.50%	Chemicals
	Air Products & Chemicals, Inc.	3,000	$ 233,970
	Praxair, Inc.	5,000	340,450
			574,420
9.08%	Coal
	Consol Energy, Inc.	10,000	485,900
	Peabody Energy Corp.	12,400	670,096
			1,155,996
9.52%	Drilling
	Global SantaFe Corp.	4,500	307,350
	Pride International, Inc. *	12,000	432,120
	Rowan Companies, Inc.	12,000	473,760
			1,213,230
2.24%	Energy - Alternate Sources
	Suntech Power Holdings Co., Ltd. *	8,413	285,369

6.70%	Engineering & Construction
	Chicago Bridge & Iron Co.	15,000	584,400
	KBR, Inc. *	9,755	268,555
			852,955
9.27%	Machinery-Constr. & Mining
	Bucyrus International, Inc., Class A	8,850	627,908
	Joy Global, Inc.	9,750	552,143
			1,180,051
4.73%	Mining
	Freeport-McMoRan Copper & Gold, Inc.	7,649	601,976

49.45%	Oil & Gas Services
	Apache Corp.	3,800	306,850
	Baker Hughes, Inc.	6,069	500,571
	Berry Petroleum Co.	14,315	521,495
	ChevronTexaco Corp.	5,600	456,344
	ConocoPhillips	7,328	567,407
	Grant Prideco, Inc. *	8,899	505,374
	Halliburton Co.	14,000	503,300
	Hercules Offshore, Inc. *	15,656	546,864
	Nabors Industries Ltd. *	8,000	279,520
	Parallel Petroleum Corp. *	21,581	497,658
	Range Resources Corp.	13,280	514,467
	Suncor Energy, Inc.	7,000	610,260
	T-3 Energy Services, Inc. *	16,720	488,224
			6,298,334

	Total Common Stocks
	(Cost $8,587,356)		12,162,331

4.61%	Short-Term Investments

4.61%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $587,151)	587,151	587,151

100.10%	Total Investments
	(Cost $9,174,507)		$ 12,749,482

-0.10%	Liabilities in excess of other assets		(13,607)

100.00%	Total Net Assets		$ 12,735,875

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 3,639,294
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(64,319)
Net unrealized appreciation			$ 3,574,975

FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Shares	Value
97.39%	Common Stocks

27.67%	Banks
	Bank of America Corp.	2,800	$ 141,988
	HSBC Holdings PLC	4,325	79,905
	Mellon Financial Corp.	1,875	81,244
	PNC Financial Services Group, Inc.	2,490	183,762
	State Street Corp.	2,725	186,036
	Wachovia Corp.	2,070	112,173
	Wells Fargo & Co. (New)	4,900	176,841
	Zions Bancorporation	925	74,425
			1,036,374
44.61%	Diversified Financial Services
	American Express Company	2,650	172,197
	BlackRock, Inc.	1,041	159,835
	Chicago Mercantile Exchange	215	114,165
	Citigroup, Inc.	2,545	138,677
	Freddie Mac	1,700	113,543
	Goldman Sachs Group, Inc.	775	178,886
	Lazard Ltd., Class A	2,425	130,659
	Man Group PLC	8,175	95,165
	Merrill Lynch & Co., Inc.	1,693	156,992
	Morgan Stanley	1,816	154,433
	T. Rowe Price Group, Inc.	2,675	137,361
	UBS AG	1,824	118,926
			1,670,839
22.87%	Insurance
	ACE, Ltd.	1,853	114,089
	Ambac Financial Group, Inc.	1,433	128,411
	American International Group	2,402	173,761
	Berkshire Hathaway, Inc. *	40	145,000
	Chubb Corporation	2,780	152,539
	Prudential Financial	1,400	142,744
			856,544
2.24%	Real Estate
	CB Richards Ellis Group, Inc. *	2,255	83,931

	Total Common Stocks
	(Cost $3,133,194)		3,647,688

4.75%	Short-Term Investments

4.75%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $177,795)	177,795	177,795

102.14%	Total Investments
	(Cost $3,310,989)		$ 3,825,483

-2.14%	Liabilities in excess of other assets		(79,753)

100.00%	Total Net Assets		$ 3,745,730

* Non-income producing securities.

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 523,378
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(8,884)
Net unrealized appreciation			$ 514,494

INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Principal	Value
50.01%	Corporate Bonds

3.33%	Banks
	FleetBoston Financial Corp.,
	6.50%, 3/15/08	500,000	$ 505,355

1.37%	Chemicals
	Monsanto Co.:
	4.00%, 5/15/08	100,000	98,613
	7.375%, 8/15/12	100,000	109,126
			207,739
29.12%	Diversified Financial Services
	Caterpillar Financial Services:
	3.67%, 10/4/07	350,000	347,375
	5.125%, 10/15/07	100,000	99,853
	6.55%, 5/1/11	100,000	104,000
	Citicorp,
	7.25%, 10/15/11	200,000	213,366
	Citigroup Commercial Mortgage Trust
	5.378%, 10/15/49	200,000	198,937
	Countrywide Home Loan,
	4.125%, 9/15/09	500,000	485,090
	General Electric Cap Corp.:
	3.20%, 2/15/09	50,000	48,125
	3.50%, 10/15/08	150,000	145,425
	Goldman Sachs Group, Inc.
	6.65%, 5/15/09	400,000	409,400
	Household Finance Corp.:
	3.65%, 3/15/08	150,000	147,729
	4.45%, 9/15/08	100,000	99,302
	6.00%, 10/15/07	50,000	49,823
	8.00%, 11/15/07	50,000	50,523
	International Lease Finance,
	4.375%, 11/1/09	700,000	683,998
	J.P. Morgan Chase & Co.,
	3.80%, 10/2/09	800,000	774,264
	John Deere Capital Corp.,
	5.40%, 4/7/10	300,000	300,798
	Merrill Lynch & Co., Inc.,
	5.77%, 7/25/11	200,000	202,660
	National Rural Utilities Cooperative Finance Corp.,
	4.35%, 11/15/11	65,000	62,912
			4,423,580
7.11%	Electric
	Baltimore Gas & Electric Co.,
	6.625%, 3/15/08	215,000	217,711
	FPL Group Capital, Inc.,
	5.625%, 9/1/11	510,000	513,366
	Potomac Electric Power Co.,
	5.875%, 10/15/08	100,000	100,352
	Virginia Electric & Power,
	7.625%, 7/1/07	249,000	249,329
			1,080,758
0.66%	Insurance
	Hartford Financial Services Group, Inc.,
	4.70%, 9/1/07	100,000	99,757

3.00%	Miscellaneous Manufacturing
	Allied-Signal,
	6.20%, 2/1/08	454,000	455,226

4.77%	Oil & Gas
	Consolidated Natural Gas Co.,
	6.25%, 11/1/11	400,000	410,316
	Devon OEI Operating, Inc.,
	7.25%, 10/1/11	200,000	212,764
	Laclede Gas Co.,
	7.50%, 11/1/07	100,000	100,708
			723,788
0.66%	Telecommunications
	Verizon Communications, Inc.,
	5.35%, 2/15/11	100,000	99,876

	Total Corporate Bonds
	(Cost $7,649,464)		7,596,079

47.38%	U.S. Government and Agencies
	Federal National Mortgage Association:
	2.65%, 6/30/08	900,000	875,227
	4.125%, 4/15/14	2,000,000	1,874,800
	5.00%, 4/15/15	700,000	689,990
	Freddie Mac,
	5.375%, 8/15/11	590,689	587,966
	United States Treasury Notes TIP Bond -
	1.875%, 7/15/13	1,200,000	1,295,785
	United States Treasury Notes:
	4.50%, 11/15/15	1,100,000	1,069,750
	5.125%, 5/15/16	300,000	304,547
	4.875%, 8/15/16	500,000	498,516

	Total U.S. Government and Agencies
	(Cost $7,258,425)		7,196,581

		Shares
3.75%	Short-Term Investments

3.75%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $569,260)	569,260	569,260

101.14%	Total Investments
	(Cost $15,477,149)		$ 15,361,920

-1.14%	Liabilities in excess of other assets		(173,592)

100.00%	Total Net Assets		$ 15,188,328

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 17,258
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(132,487)
Net unrealized depreciation			$ (115,229)

MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Principal	Value
95.11%	Municipal Bonds

7.30%	California
	Alvord, CA Union School Dist.,
	5.9%, 2/1/20	$ 250,000	$ 294,580
	California Hsg. Fin. Agy. Single,
	5.3%, 8/1/18	40,000	40,530
			335,110
2.31%	Colorado
	Denver, CO City & County Excise,
	5.50%, 9/1/17	100,000	105,871

2.12%	District of Columbia
	Washington Convention Center Authority,
	4.50%, 10/1/30	100,000	97,179

4.44%	Florida
	South Broward Hospital District,
	4.75%, 5/1/22	200,000	203,704

4.24%	Kentucky
	Mercer County School District Finance Corp.,
	4.125%, 5/1/23	200,000	194,392

5.76%	Maryland
	Maryland State Energy Financing Admin.,
	6.30%, 12/1/10	260,000	264,295

5.82%	New Hampshire
	New Hampshire Health & Ed. Facilities,
	5.50%, 8/1/27	250,000	266,948

4.46%	New Jersey
	New Jersey Economic Dev. Auth.,
	5.35%, 2/1/38	200,000	204,706

8.22%	New York
	New York State Dorm. Auth. Revs.,
	5.75%, 7/1/13	200,000	220,518
	City of New York,
	5.00%, 8/1/23	150,000	156,522
			377,040
5.67%	North Carolina
	Mecklenburg County, NC,
	4.50%, 2/1/18	100,000	102,058
	Wilmington, NC Water & Sewer Sys. Rev.,
	5.00%, 6/1/23	150,000	158,096
			260,154
2.15%	North Dakota
	North Dakota State Hsg. Financing Agy. Rev.,
	5.50%, 7/1/18	97,000	98,445

2.12%	Ohio
	Marysville, OH Exempt Village School Dist.,
	4.375%, 12/01/29	100,000	97,277

5.59%	Pennsylvania
	Philadelphia, PA,
	4.90%, 9/15/20	250,000	256,483

4.14%	South Carolina
	Piedmont, SC Municipal Power Agy. Elec.,
	5.00%, 1/1/18	190,000	190,138

2.45%	South Dakota
	Heartland Consumers Power Dist.,
	6.00%, 1/1/17	100,000	112,540

15.76%	Texas
	Houston, TX Water & Sewer Sys. Rev.,
	5.50%, 12/1/17	200,000	212,476
	Texas State,
	5.75%, 12/1/13	200,000	207,118
	Texas State Water,
	4.50%, 8/1/22	150,000	147,537
	Texas State University Sys. Rev.,
	5.375%, 3/15/17	150,000	156,129
			723,260
3.48%	Utah
	Utah State Board Regents Rev.,
	5.25%, 12/1/14	150,000	159,542

4.66%	Washington
	Snohomish County, WA,
	5.50%, 12/1/19	200,000	213,662

4.42%	Wisconsin
	Wisconsin State Health & Educational Facs.,
	5.25%, 8/15/19	200,000	202,590

	Total Municipal Bonds
	(Cost $4,317,073)		4,363,336

		Shares
3.61%	Short-Term Investments

3.61%	Money Market Fund
	Milestone Treasury Obligations Portfolio -
	Institutional Class, 4.98%, 6/1/07
	(Cost $165,427)	165,427	165,427

98.72%	Total Investments
	(Cost $4,482,500)		$ 4,528,763

1.28%	Assets in excess of other liabilities		59,010

100.00%	Total Net Assets		$ 4,587,773

At May 31, 2007, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 58,146
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(11,883)
Net unrealized appreciation			$ 46,263

US GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2007

% of Portfolio	Description	Principal	Value
76.96%	U.S. Government Agencies
	Federal National Mortgage Association,
	To Yield 5.17%,7/11/07	3,100,000	$ 3,082,347
	To Yield 5.19%, 6/15/07	391,000	390,212
	To Yield 5.19%, 7/18/07	3,000,000	2,979,927
	To Yield 5.22%, 6/1/07	1,345,000	1,345,000
	Freddie Mac Discount Note,
	To Yield 5.19%, 6/11/07	4,050,000	4,044,167

	Total U.S. Government Agencies
	(Cost $11,841,653)		11,841,653

23.50%	Repurchase Agreement
	Bank of America,	3,615,000
	5.26%, 6/1/07 with a maturity value of
	$3,615,521 (fully collateralized by U.S.
	government agencies and obligations)
	(Cost $3,615,000)		3,615,000

100.46%	Total Investments
	(Cost $15,456,653)		$ 15,456,653

-0.46%	Liabilities in excess of other assets		(70,409)

100.00%	Total Net Assets		$ 15,386,244

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of May 31, 2007, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By        /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

7/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

7/27/07

By        /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

7/27/07